Business combination and Goodwill - Schedule of Changes In the Carrying Amount of Goodwill (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Intangible Asset, Goodwill and Other [Abstract]
Beginning balance	$ 6,101,447	$ 778,047
Business combinations			6,101,447
Ending balance	$ 6,101,447	$ 778,047	$ 6,101,447